11 BORROWINGS, FINANCING AND DEBENTURES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Raised	R$ 10,149,381
Amortization of principal	(11,775,093)
Amortization of charges	(2,039,112)	R$ (2,141,710)	R$ (2,634,931)
Prepayment [Member]
Disclosure of detailed information about borrowings [line items]
Raised	805,288
Amortization of principal	(1,596,711)
Amortization of charges	(319,257)
Bonds, Perpetual Bonds, ACC and Facility [Member]
Disclosure of detailed information about borrowings [line items]
Raised	6,616,544
Amortization of principal	(5,959,029)
Amortization of charges	(882,007)
BNDES/FINAME, Debentures, NCE and CCB [Member]
Disclosure of detailed information about borrowings [line items]
Raised	2,727,549
Amortization of principal	(4,219,353)
Amortization of charges	R$ (837,848)